Share Based Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 07, 2021
Share Based Payments (Details) [Line Items]
Purchase of shares (in Shares)	4,028
Stock Option Plans of the Company [Member]
Share Based Payments (Details) [Line Items]
Reserved ordinary shares for issuance (in Shares)	2,750,000
Aggregate ordinary shares available for future grants (in Shares)	952,500
Option grant is exercisable	10 years
Expected dividend assumption	$ 0
Options to purchase its shares (in Shares)			80,000
Total intrinsic value of options exercised	344	$ 628
Unrecognized compensation cost related to non-vested options	$ 112
Stock Option Plan of Comm-IT Solutions [Member]
Share Based Payments (Details) [Line Items]
Options to purchase its shares (in Shares)	4,028
Unrecognized compensation cost related to non-vested options	$ 2,885
Description of exercise price range	$0.28-$1,878
Options have fully vested upon their grant (in Shares)	827
Weighted average period	1 year 1 month 17 days
Cost of share-based payment [Member]
Share Based Payments (Details) [Line Items]
Share-based payment expense related to employee stock options	$ 2,079	$ 956
Bottom of range [Member] | Stock Option Plans of the Company [Member]
Share Based Payments (Details) [Line Items]
Options vest	3 years
Top of range [Member] | Stock Option Plans of the Company [Member]
Share Based Payments (Details) [Line Items]
Options vest	4 years